Principal Accounting Policies	6 Months Ended
Jun. 30, 2025
Disclosure of Summary of Significant Accounting Policies [Abstract]
Principal Accounting Policies
3.
PRINCIPAL ACCOUNTING POLICIES

The unaudited condensed consolidated interim financial statements have been prepared on the historical cost basis except for certain financial instruments, which are measured at fair values.

Other than additional accounting policies resulting from application of amendments to IFRSs, and the application of IFRS 15, Revenue from Contracts with Customers, the accounting policies and methods of computation used in the unaudited condensed consolidated interim financial statements for the six months ended June 30, 2024 and 2025 are the same as those presented in the Group’s annual financial statements for the year ended December 31, 2024.

Application of amendments to IFRSs

For the purposes of preparing and presenting the unaudited condensed consolidated interim financial statements for the six months ended June 30, 2025, the Group has applied the following amendments to IFRSs issued by the IASB, for the first time, which are mandatorily effective for the Group’s annual period beginning on January 1, 2025:

Amendments to IFRS 3	Reference to the Conceptual Framework
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use
Amendments to IAS 21	The Effects of Changes in Foreign Exchange Rates
IFRIC agenda decision	Guarantees Issued on Obligations of Other Entities

The application of the amendments to IFRSs in the current interim period has had no material impact on the Group’s financial position and performance for the current and prior periods and/or on the disclosures set out in these unaudited condensed consolidated interim financial statements.

New standards, amendments and interpretations not yet adopted by the Group

Certain standards, amendments and interpretations have been published through the June 30, 2025 reporting period and have not been early adopted by the Group. These are as follows:

•
Presentation and Disclosure in Financial Statements (IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”)); and
•
Annual Improvements to IFRS Accounting Standards - Volume 11;

The Group is in the process of analyzing the impact of the above.

IFRS 15, Revenue from contracts with customers

The Group may enter into collaboration and licensing arrangements for research and development, manufacturing, and commercialization activities with counterparties for the development and commercialization of its product candidates. These arrangements may contain multiple components, such as (i) licenses, and (ii) the manufacturing of certain materials. Payments pursuant to these arrangements may include non-refundable payments, payments upon the achievement of significant regulatory, development and commercial milestones, sales of product at certain agreed-upon amounts, and royalties on product sales.

In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under a collaboration or license agreement, the Group performs the following steps for agreements that are in scope of IFRS 15 Revenue from contracts with customers (“IFRS 15”): (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are capable of being distinct; (iii)

measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue as the Group satisfies each performance obligation.

The Group must develop estimates and assumptions that require judgment to determine the underlying stand-alone selling price for each performance obligation, which determines how the transaction price is allocated among the performance obligations. The estimation of the stand-alone selling price may include such estimates as forecasted revenues and costs, development timelines, discount rates and probabilities of regulatory and commercial success. The Group also applies significant judgment when evaluating whether contractual obligations represent distinct performance obligations, allocating transaction price to performance obligations within a contract, determining when performance obligations have been met, and assessing the recognition and future reversal of variable consideration.